Shareholder Report, Average Annual Return (Details) 194794_RJ Eagle GCM Dividend Select Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
RJ Eagle GCM Dividend Select Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent	1.32%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	2.30%